Capital Stock and Changes in Capital Accounts, textuals (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Dividends on series B preferred stock	$ 5,769	$ 5,769	$ 5,769
Common Stock, Shares Authorized	200,000,000	200,000,000
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Voting Rights	The holders of the common shares are entitled to one vote on all matters submitted to a vote of stockholders and to receive all dividends, if any.
Proceeds from Issuance of Common Stock	$ 0	$ 77,311	0
Repurchase of common stock, shares	0	0
Payments for Repurchase of Common Stock	$ 15,157	$ 0	$ 0
Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized	25,000,000	25,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock [Member] | Series A Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized	1,000,000	1,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Preferred Stock [Member] | Series B Participating Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock Par Or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Issued	2,600,000	2,600,000
Preferred Stock, Shares Outstanding	2,600,000	2,600,000
Shares Issued Price Per Share	$ 25	$ 25
Preferred Stock Liquidation Preference Per Share	$ 25	$ 25
Preferred Stock Voting Rights	Holders of series B preferred shares have no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.
Preferred Stock Dividend Rate Percentage	8.875%
Preferred Stock Dividend Rate Per Dollar Amount	$ 2.21875
Preferred Stock, Redemption Price Per Share	$ 25
Common Stock [Member]
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues		20,125,000
Shares Issued Price Per Share		$ 4
Proceeds from Issuance of Common Stock		$ 77,311
Stock repurchased and retired, shares	4,166,666
Treasury Stock Acquired, Average Cost Per Share	$ 3.6
Payments for Repurchase of Common Stock	$ 15,157
Officers And Directors [Member] | Common Stock [Member]
Class Of Stock [Line Items]
Stock Issued During Period Shares New Issues		5,500,000